Issued Capital - Unlisted Share Options Issued (Details) - $ / shares		12 Months Ended
	Aug. 28, 2020	Jun. 30, 2022
Disclosure of classes of share capital [line items]
Share options issued		1,353,350,744
Vesting period		five years
Dr Errol De Souza | Share Price Reaching Dollar 0.14 Per Share
Disclosure of classes of share capital [line items]
Share options issued	6,000,000
Vesting period	Company’s share price reaching $0.14 per share
Fair value at date of issue	$ 0.075
Dr Errol De Souza | Share Price Reaching Dollar 0.24 Per Share
Disclosure of classes of share capital [line items]
Share options issued	6,000,000
Vesting period	Company’s share price reaching $0.24 per share
Fair value at date of issue	$ 0.071
Mr Jack Moschakis | Share Price Reaching Dollar 0.14 Per Share
Disclosure of classes of share capital [line items]
Share options issued	1,000,000
Vesting period	Company’s share price reaching $0.14 per share
Fair value at date of issue	$ 0.133
Mr Jack Moschakis | Share Price Reaching Dollar 0.24 Per Share
Disclosure of classes of share capital [line items]
Share options issued	1,000,000
Vesting period	Company’s share price reaching $0.24 per share
Fair value at date of issue	$ 0.118
Ms Liz Doolin | Share Price Reaching Dollar 0.14 Per Share
Disclosure of classes of share capital [line items]
Share options issued	500,000
Vesting period	Company’s share price reaching $0.14 per share
Fair value at date of issue	$ 0.133
Ms Liz Doolin | Share Price Reaching Dollar 0.24 Per Share
Disclosure of classes of share capital [line items]
Share options issued	500,000
Vesting period	Company’s share price reaching $0.24 per share
Fair value at date of issue	$ 0.118